Supplement (Vanguard Total International Bond Index Fund)	0 Months Ended
May 31, 2013
ETF
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(r)]

Vanguard Total International Bond Index Fund

Supplement to the Prospectus and Summary Prospectus Dated May 31, 2013

Prospectus and Summary Prospectus Text Changes

The first paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund's (1) exposure to any particular bond issuer may not exceed 25% of the fund's assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund's assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the Fund will attempt to hedge its currency exposures.

(c)2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 1231 102013

Institutional
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(r)]

Vanguard Total International Bond Index Fund

Supplement to the Prospectus and Summary Prospectus Dated May 31, 2013

Prospectus and Summary Prospectus Text Changes

The first paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund's (1) exposure to any particular bond issuer may not exceed 25% of the fund's assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund's assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the Fund will attempt to hedge its currency exposures.

(c)2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 1231 102013

Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(r)]

Vanguard Total International Bond Index Fund

Supplement to the Prospectus and Summary Prospectus Dated May 31, 2013

Prospectus and Summary Prospectus Text Changes

The first paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund's (1) exposure to any particular bond issuer may not exceed 25% of the fund's assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund's assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the Fund will attempt to hedge its currency exposures.

(c)2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 1231 102013

Participant:
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(r)]

Vanguard Total International Bond Index Fund

Supplement to the Prospectus and Summary Prospectus Dated May 31, 2013

Prospectus and Summary Prospectus Text Changes

The first paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund's (1) exposure to any particular bond issuer may not exceed 25% of the fund's assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund's assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the Fund will attempt to hedge its currency exposures.

(c)2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 1231 102013

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(r)]

Vanguard Total International Bond Index Fund

Supplement to the Prospectus and Summary Prospectus Dated May 31, 2013

Prospectus and Summary Prospectus Text Changes

The first paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund's (1) exposure to any particular bond issuer may not exceed 25% of the fund's assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund's assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the Fund will attempt to hedge its currency exposures.

(c)2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 1231 102013

Signal
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(r)]

Vanguard Total International Bond Index Fund

Supplement to the Prospectus and Summary Prospectus Dated May 31, 2013

Prospectus and Summary Prospectus Text Changes

The first paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund's (1) exposure to any particular bond issuer may not exceed 25% of the fund's assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund's assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the Fund will attempt to hedge its currency exposures.

(c)2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 1231 102013